Taxes (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Abstract]
Current income tax	$ 7,539,093	$ 5,108,549	$ 4,376,706
Deferred income tax	783,136	472,772	25,710
Adjustments to prior years' current and deferred tax	(63,744)	218,947	140,630
Income tax expenses	$ 8,258,485	$ 5,800,268	$ 4,543,046